Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BRIDGE BUILDER TRUST
Prospectus Date	rr_ProspectusDate	Oct. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
(the “Trust”)
Bridge Builder International Equity Fund (the “Fund”)
Supplement dated August 24, 2021
to the Prospectus dated October 28, 2020, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
Effective August 23, 2021, the parent organization of Marathon Asset Management LLP (“Marathon-London LLP”) effected a corporate restructuring (the “Restructuring”) that resulted in the transition of services provided to the Fund by Marathon-London LLP under a sub‑advisory agreement among Olive Street Investment Advisers, Inc. (“Olive Street” or the “Adviser”), Marathon-London LLP, and the Trust, on behalf of the Fund, to Marathon Asset Management Limited (“Marathon-London Limited”) under a new sub‑advisory agreement among Olive Street, Marathon-London Limited, and the Trust, on behalf of the Fund. The Restructuring did not result in a change of control of Marathon-London LLP or Marathon-London Limited.
Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The fourth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser may allocate Fund assets to the following Sub‑advisers: Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”); BlackRock Investment Management, LLC (“BlackRock”); Marathon Asset Management Limited (“Marathon-London”); Mondrian Investment Partners Limited (“Mondrian”); Pzena Investment Management, LLC (“Pzena”); and WCM Investment Management, LLC (“WCM”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.

Bridge Builder International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
(the “Trust”)
Bridge Builder International Equity Fund (the “Fund”)
Supplement dated August 24, 2021
to the Prospectus dated October 28, 2020, as supplemented
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
Effective August 23, 2021, the parent organization of Marathon Asset Management LLP (“Marathon-London LLP”) effected a corporate restructuring (the “Restructuring”) that resulted in the transition of services provided to the Fund by Marathon-London LLP under a sub‑advisory agreement among Olive Street Investment Advisers, Inc. (“Olive Street” or the “Adviser”), Marathon-London LLP, and the Trust, on behalf of the Fund, to Marathon Asset Management Limited (“Marathon-London Limited”) under a new sub‑advisory agreement among Olive Street, Marathon-London Limited, and the Trust, on behalf of the Fund. The Restructuring did not result in a change of control of Marathon-London LLP or Marathon-London Limited.
Accordingly, the Prospectus is hereby supplemented and revised as follows:
1.
The fourth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser may allocate Fund assets to the following Sub‑advisers: Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”); BlackRock Investment Management, LLC (“BlackRock”); Marathon Asset Management Limited (“Marathon-London”); Mondrian Investment Partners Limited (“Mondrian”); Pzena Investment Management, LLC (“Pzena”); and WCM Investment Management, LLC (“WCM”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.